Investment Portfolioas of August 31, 2022 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 101.0%
Alabama 1.7%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, LIQ: Royal Bank of Canada	1,335,000	1,355,533
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053	2,615,000	2,613,357
Jackson, Black Belt Energy Gas District Gas Project Revenue, 4.0%, Mandatory Put 12/1/2026 @ 100, 10/1/2052	7,000,000	7,015,066
Southeast Energy Authority, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053	3,635,000	3,807,420
		14,791,376
Arizona 2.5%
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030	600,000	675,998
Series A, 5.0%, 2/1/2031	1,200,000	1,359,490
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028	1,160,000	1,308,665
Series A, 5.0%, 1/1/2029	1,605,000	1,838,102
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	4,752,187	4,596,539
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,366,944
Chandler, AZ, Industrial Development Authority, AMT, 5.0%, Mandatory Put 6/3/2024 @ 100, 6/1/2049	7,235,000	7,470,492
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,017,875
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,718,314
		21,352,419
California 12.5%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,430,000	1,597,446
Series E, 5.0%, 10/1/2029	2,140,000	2,383,877
California, Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Preparation:
Series A, 5.0%, 10/1/2029 (a)	1,250,000	1,407,863
Series A, 5.0%, 10/1/2030 (a)	1,285,000	1,461,572
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, MUNIPSA + 0.30%, 1.97% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,909,143
Series C, MUNIPSA + 0.45%, 2.12% (b), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	983,561

California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-049, 3.05%, 4/15/2034	2,440,000	2,239,274
Series M-050, 144A, AMT, 3.05%, 6/15/2037	6,920,000	6,344,079
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	587,751	571,949
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded 6/1/2028 @ 100, 5.0%, 6/1/2032	5,000,000	5,676,028
California, Infrastructure & Economic Development Bank, California Academy of Science, Series A, MUNIPSA + 0.35%, 2.02% (b), Mandatory Put 8/1/2024 @ 100, 8/1/2047	1,430,000	1,411,708
California, Metropolitan Water District of Southern California, Series E, MUNIPSA + 0.14%, 1.81% (b), Mandatory Put 5/21/2024 @100, 7/1/2037	2,120,000	2,113,767
California, Municiple District Water & Waste Water Revenue, Series B, MUNIPSA + 0.1%, 1.77% (b), Mandatory Put 7/1/2024 @ 100, 7/1/2046	3,910,000	3,876,593
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	1,000,000	975,113
California, State General Obligation, Various Purposes, 5.0%, 4/1/2036	7,000,000	7,801,487
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,572,179	8,406,970
California, State Pollution Control Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT, 2.5%, Mandatory Put 5/1/2024 @ 100, 11/1/2038	5,500,000	5,445,008
California, State Public Works Board Lease Revenue, A Various Captial Projects, Series C, 5.0%, 8/1/2029 (a)	2,400,000	2,747,386
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 8/1/2033	3,500,000	4,062,779
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 1.49% (c), 9/7/2022, LOC: Wells Fargo Bank NA	100,000	100,000
California, University Revenues, Limited Project:
Series S, 5.0%, 5/15/2031	2,000,000	2,355,910
Series S, 5.0%, 5/15/2032	2,000,000	2,385,329
Los Angeles County, CA, Los Angeles County Public Works Financing Authority, Lease Revenue, Series G, 5.0%, 12/1/2031	1,500,000	1,775,858
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
AMT, 5.5%, 5/15/2036	1,820,000	2,064,492
AMT, 5.5%, 5/15/2037	4,985,000	5,634,073
Mount Diablo, CA, Mount Diablo Unified School District, General Obligation:
Series B, 4.0%, 8/1/2028	2,000,000	2,162,148
Series B, 4.0%, 8/1/2029	2,000,000	2,165,797
Riverside, CA, Water Revenue, Series A, MUNIPSA + 0.13%, 1.8% (b), Mandatory Put 1/18/2023 @ 100, 10/1/2035	3,000,000	2,996,978
San Bernardino County, CA, Flood Control District, 1.55% (c), 9/7/2022, LOC: Bank of America NA	400,000	400,000
San Diego County, CA, Regional Airport Authority, Subordinate Airport Revenue, Series B, 5.0%, 7/1/2037	1,800,000	1,977,157
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,441,759
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	5,432,423
Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,421,868
Turlock, CA, Irrigation District Revenue, 5.0%, 1/1/2033	2,620,000	2,962,103
		107,691,498
Colorado 2.3%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	1,918,000	1,503,672
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	2,685,000	2,687,472
Colorado, State Housing & Finance Authority, Series H, 4.25%, 11/1/2049	1,735,000	1,764,545

Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2022	1,500,000	1,508,313
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,533,543
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	529,780
5.0%, 12/1/2033	500,000	514,610
5.0%, 12/1/2034	1,000,000	1,026,518
		20,068,453
Connecticut 1.7%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	953,071
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,960,000	1,973,608
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 10/1/2027	8,000,000	8,230,797
Seies C, 5.0%, 1/1/2030	1,000,000	1,149,873
Seies C, 5.0%, 1/1/2031	1,000,000	1,158,483
Seies C, 5.0%, 1/1/2032	835,000	970,681
		14,436,513
Delaware 0.3%
Delaware, Delaware River & Bay Authority Revenue, 5.0%, 1/1/2031 (a)	2,000,000	2,276,065
Florida 4.7%
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	2,355,000	2,412,461
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,726,982
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Seies A-1, 144A, 3.375%, 7/1/2031	2,100,000	1,864,214
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
144A, 5.0%, 11/15/2030	1,000,000	918,821
Series A, 5.0%, 6/15/2035	1,000,000	1,034,793
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25%, Mandatory Put 10/3/2023 @ 100, 7/1/2057	1,000,000	979,642
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	2,000,000	1,888,545
Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	1,685,000	1,530,233
Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,570,570
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	5,225,141
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,259,443
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	680,000	703,168
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,545,492
Miami-dade County, FL, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management Inc., Project:
0.32%, Mandatory Put 11/1/2022 @ 100, 9/1/2027	1,925,000	1,918,849
AMT, 0.4%, Mandatory Put 11/1/2022 @ 100, 11/1/2041	3,075,000	3,058,921
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,443,737
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	970,000	904,527
		39,985,539

Georgia 8.0%
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,013,463
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	11,144,170
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	991,695
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,767,196
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	203,429
Series B, 4.0%, 4/1/2033	200,000	201,678
Series B, 4.0%, 4/1/2034	250,000	250,946
Series B, 4.0%, 4/1/2035	225,000	225,127
Series B, 4.0%, 4/1/2036	250,000	249,344
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	10,323,409
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,188,331
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	1,774,598
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	8,250,000	8,388,109
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,117,259
Series A, 4.0%, Mandatory Put 12/1/2029 @ 100, 9/1/2052	10,000,000	9,904,450
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	1,135,000	1,203,438
Series A, 5.0%, 5/15/2036, GTY: Macquarie Group Ltd.	2,000,000	2,116,261
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2022	1,000,000	1,003,987
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,212,561
		68,279,451
Hawaii 0.8%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,597,002
Honolulu County, HI, General Obligation, Series A, 5.0%, 11/1/2029	2,000,000	2,315,045
		6,912,047
Illinois 6.6%
Chicago, IL, Board of Education, Series B, 4.0%, 12/1/2038	5,000,000	4,697,351
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	6,596,147
5.0%, 1/1/2035 (a)	715,000	764,527
5.0%, 1/1/2036 (a)	500,000	531,247
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,613,266
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	665,502
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,041,383
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,267,595
Illinois, State Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A, AMT, 0.4%, Mandatory Put 11/1/2022 @ 100, 11/1/2044, GTY: Waste Management Holdings	3,845,000	3,823,533
Illinois, State Finance Authority Revenue, Series A, 5.0%, 10/1/2032	1,000,000	1,169,755

Illinois, State General Obligation:
5.0%, 8/1/2023	7,150,000	7,274,482
5.0%, 11/1/2024	5,325,000	5,512,512
5.0%, 3/1/2031	2,500,000	2,721,987
5.5%, 5/1/2024	500,000	518,292
5.5%, 5/1/2025	1,500,000	1,582,050
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	6,881,207
Illinois, State Toll Highway Authority Revenue, Series A, 5.0%, 1/1/2028	1,250,000	1,260,358
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,664,475
		56,585,669
Indiana 1.5%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 1.97% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,450,000	2,384,479
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,733,544
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,077,460
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	2,705,000	2,726,889
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, Prerefunded 10/01/2022 @ 100, 5.0%, 10/1/2027	1,565,000	1,568,427
		12,490,799
Iowa 0.4%
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	455,000	433,005
Iowa, Tobacco Settlement Authority Revenue, Series B-1, 4.0%, 6/1/2049	3,410,000	3,232,569
		3,665,574
Kentucky 0.5%
Kentucky , Kentucky Turnpike Authority, Economic Development Road Revenue, Revitalization Project, Series A, 5.0%, 7/1/2032	3,375,000	3,885,253
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,356,911
Maine 0.3%
Maine, State Turnpike Authority:
5.0%, 7/1/2029	1,245,000	1,431,299
5.0%, 7/1/2030	945,000	1,099,128
		2,530,427
Maryland 1.6%
Maryland, General Obligation, 5.0%, 6/1/2029	10,000,000	11,563,396
Maryland, State General Obligation, Series D, 4.0%, 8/1/2029	1,250,000	1,361,737
Maryland, State of Maryland Department of Transportation, Series 2022B , 5.0%, 12/1/2029 (a)	1,000,000	1,152,581
		14,077,714
Massachusetts 2.3%
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6E, 0.98% (c), 9/1/2022, LOC: TD Bank NA	3,455,000	3,455,000

Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2033	1,000,000	1,080,640
Series J-2, 5.0%, 7/1/2034	2,000,000	2,148,380
Massachusetts, State Development Finance Agency Revenue, Northeastern University, 5.0%, 10/1/2037	1,250,000	1,398,088
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 1.05% (c), 9/1/2022, LOC: Bank of America NA	1,200,000	1,200,000
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	450,000	450,404
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	545,000	481,756
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2, 0.95% (c), 9/1/2022, LOC: TD Bank NA	200,000	200,000
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,382,574
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,285,458
		20,082,300
Michigan 2.1%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	11,389,587
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0%, Mandatory Put 10/1/2026 @ 100, 10/1/2061	265,000	262,046
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,355,572
Series I-75, AMT, 5.0%, 12/31/2032	700,000	716,275
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,630,762
Michigan, Trunk Line Revenue, Rebuilding Michigan Program, Series A, 4.0%, 11/15/2036	2,500,000	2,546,966
		17,901,208
Minnesota 0.3%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,580,000	2,184,350
Mississippi 1.1%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	5,056,251
Series A, 5.0%, 10/15/2036	4,000,000	4,317,898
		9,374,149
Missouri 0.7%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, Series 2021-1, 1.53%, 1/25/2061	6,480,480	5,729,846
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	658,839
		6,388,685
Montana 0.5%
Montana, Montana Facility Finance Authority, Billings Clinic Obligated Group:
Series A, 5.0%, 8/15/2029	1,200,000	1,355,029
Series A, 5.0%, 8/15/2030	1,275,000	1,454,592
Series A, 5.0%, 8/15/2031	1,000,000	1,144,646
		3,954,267

Nebraska 0.9%
Nebraska, Public Power District Revenue:
Series A, 5.0%, 1/1/2035	1,410,000	1,592,984
Series A, 5.0%, 1/1/2037	2,750,000	3,067,041
Series A, 5.0%, 1/1/2038	3,000,000	3,329,095
		7,989,120
Nevada 0.5%
Clark County, NV, General Obligation, 4.0%, 12/1/2035	3,000,000	3,043,889
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,500,000	1,361,436
		4,405,325
New Hampshire 0.4%
New Hampshire, Business Finance Authority Revenue, 4.375%, 9/20/2036	3,991,815	3,825,237
New Jersey 2.9%
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	1,035,000	1,104,665
Series A, 4.0%, 6/1/2031	1,035,000	1,105,358
Series A, 4.0%, 6/1/2032	495,000	528,807
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,505,000	1,222,266
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	868,466
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	830,000	746,227
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,357,263
Series B, AMT, 3.5%, 12/1/2039	2,000,000	1,979,360
Series B, AMT, 4.0%, 12/1/2041	5,000,000	4,628,667
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,042,422
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 6/15/2033	2,500,000	2,749,742
Series A, 5.0%, 6/15/2034	1,700,000	1,848,804
5.0%, 6/15/2036	2,000,000	2,135,408
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,260,209
		24,577,664
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 1/1/2050	2,695,000	2,721,836
New York 11.2%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,575,141
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,493,509
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 1.08% (c), 9/1/2022, LOC: Barclays Bank PLC	1,700,000	1,700,000
Series B, 5.0%, 11/15/2028	3,170,000	3,421,142
Series C-1, 5.0%, 11/15/2028	1,200,000	1,287,132
Series A-2, 5.0%, Mandatory Put 5/15/2030 @100, 11/15/2045	5,335,000	5,864,092
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	9,335,869
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	655,592

New York, State Liberty Development Corporation, Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	4,594,449
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	10,286,892
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,135,096
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,420,551
New York, State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.0%, 3/15/2036	5,000,000	5,497,958
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series FF-2, 4.0%, 6/15/2036	3,000,000	3,008,426
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A, 4.0%, 11/1/2034	2,500,000	2,546,108
Series B1, 5.0%, 11/1/2027	750,000	779,958
Series B1, 5.0%, 11/1/2028	1,175,000	1,220,177
Series B1, 5.0%, 11/1/2029	935,000	970,328
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,188,068
Series S-3, 5.0%, 7/15/2035	5,000,000	5,460,663
New York, NY, General Obligation:
Series C, 4.0%, 8/1/2037	1,000,000	998,795
Series D-1, 5.0%, 8/1/2029	8,620,000	8,814,115
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,046,127
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,491,672
Series A, 5.0%, 9/1/2031	2,020,000	2,225,608
Series A, 5.0%, 9/1/2032	1,250,000	1,371,016
		96,388,484
North Carolina 0.4%
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2035	820,000	942,231
5.0%, 7/1/2036	1,000,000	1,143,848
5.0%, 7/1/2037	1,000,000	1,137,584
5.0%, 7/1/2038	500,000	564,974
		3,788,637
North Dakota 0.4%
North Dakota, State Housing Finance Agency, Home Mortgage Program, Series B, MUNIPSA + 0.2%, 1.87% (b), Mandatory Put 7/1/2024 @100, 1/1/2043	3,075,000	3,075,034
Ohio 2.7%
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,624,776
4.0%, 12/1/2030	1,210,000	1,291,399
4.0%, 12/1/2031	1,105,000	1,173,214
Ohio, Air Quality Development Authority, Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	1,020,925
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,575,947
Ohio, Higher Educational Facility Commission, University of Daytona:
Series B, 5.0%, 2/1/2029 (a)	1,100,000	1,228,667
Series B, 5.0%, 2/1/2030 (a)	1,810,000	2,040,227
Series B, 5.0%, 2/1/2031 (a)	2,420,000	2,745,077
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029	1,715,000	1,944,742
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	4,976,001

Ohio, State Turnpike Commission, Infrastructure Projects:
Series A, 5.0%, 2/15/2029 (a)	1,155,000	1,301,571
Series A, 5.0%, 2/15/2030 (a)	1,155,000	1,317,333
Series A-1, 5.25%, 2/15/2029	1,310,000	1,325,821
		23,565,700
Oregon 0.3%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	2,805,000	2,850,192
Pennsylvania 7.0%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,265,241
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	2,844,007
5.0%, 12/1/2032	2,745,000	2,855,146
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,769,428
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	4,400,000	4,008,805
Series A, AMT, 2.625%, 6/1/2042	635,000	525,574
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	332,844
Series A, 5.0%, 7/1/2031	850,000	939,971
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,124,025
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,225,295
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	965,000	964,912
Series 122, AMT, 4.0%, 10/1/2046	2,860,000	2,877,378
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,107,482
Series B, 5.0%, 6/1/2029	5,000,000	5,379,353
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,202,010
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	2,929,089
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,038,684
Philadelphia, PA, Authority for Industrial Development Charter School Revenue Bond, 144A, 5.0%, 6/15/2040	900,000	903,970
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	9,604,131
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	32,901
Pittsburgh, PA, Water & Sewer System Revenue, First Lien, Series C, MUNIPSA + 0.65%, 2.32% (b), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	1,000,000	1,000,499
		59,930,745
Rhode Island 0.4%
New Jersey, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	3,000,000	3,027,743
South Carolina 0.0%
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	290,000	293,387
Tennessee 0.9%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,666,184

Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project:
Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2029	1,100,000	1,004,138
Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2030	750,000	685,989
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	3,476,546
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, AMT, 3.0%, 7/1/2038	265,000	264,493
		8,097,350
Texas 7.5%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,484,016
City of Austin, Tx, City of Austin, Airport System Revenue, AMT, 5.0%, 11/15/2033	1,250,000	1,375,096
Dallas, Fort Worth International Airport, Series B, 5.0%, 11/1/2037	1,200,000	1,336,625
El Paso, TX, Independent School District, 4.0%, 8/15/2035	5,000,000	5,170,298
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,750,813
5.0%, 9/1/2028	1,350,000	1,500,009
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	1,525,000	1,743,291
Lower Colorado, TX, Lower Colorado River Authority, 5.0%, 5/15/2032, INS: AGMC	2,685,000	3,078,843
Northside, TX, Independent School District:
1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,940,000	2,872,379
2.75%, Mandatory Put 8/1/2023 @ 100, 8/1/2048	1,540,000	1,539,427
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	1,934,107
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,128,067
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	6,522,773
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,992,792
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,885,469	4,807,221
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	6,900,000	7,332,099
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	486,506
Series A, 4.0%, 12/31/2036	2,000,000	1,935,849
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,238,988
Texas, State Water Development Board, State Water Implementation Fund, Series A, 4.0%, 10/15/2034	4,900,000	5,087,465
		64,316,664
Utah 0.6%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,265,370
Virginia 4.2%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,108,574
Series A, 4.0%, 7/1/2038	4,370,000	4,395,854
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,522,848
AMT, 4.0%, 7/1/2030	1,000,000	1,013,608
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	19,601,291
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,390,618
		36,032,793

Washington 5.2%
King County, WA, Junior Lien Sewer Revenue, Series A, MUNIPSA + 0.23%, 1.9% (b), Mandatory Put 1/1/2027 @ 100, 1/1/2040	3,845,000	3,776,849
Port of Seattle, WA:
AMT, 5.0%, 8/1/2036	3,570,000	3,888,508
AMT, 5.0%, 8/1/2037	5,000,000	5,436,195
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2A, MUNIPSA + 0.2%, 1.87% (b), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,308,350
Washington, Economic Development Finance Authority, Mura Cascade ELP LLC Project, 144A, AMT, 0.33%, Mandatory Put 12/8/2022 @ 100, 12/1/2041	6,365,000	6,312,108
Washington, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 1.92% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	878,174
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,341,421
4.0%, 7/1/2031	3,000,000	2,907,840
Washington, State General Obligation:
Series R-2021A, 5.0%, 6/1/2030	1,000,000	1,165,807
Series R-2021A, 5.0%, 6/1/2031	750,000	869,493
Series R-2021A, 5.0%, 6/1/2032	1,000,000	1,150,033
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,446,743
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	797,671
144A, 5.0%, 1/1/2029	840,000	890,931
144A, 5.0%, 1/1/2031	1,030,000	1,086,113
144A, 5.0%, 1/1/2033	1,050,000	1,104,157
Washington, University of Washington Revenue, Series C, 5.0%, 4/1/2031	1,750,000	2,005,986
		44,366,379
West Virginia 0.4%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,250,000	1,233,692
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,529,305
		3,762,997
Wisconsin 0.3%
Wisconsin, General Obligation, Series 1, 5.0%, 5/1/2028 (a)	2,310,000	2,550,843
Puerto Rico 0.6%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	937,016
Series A1, 5.75%, 7/1/2031	1,910,000	2,095,398
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,078,340
		5,110,754
Other 1.3%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series M-024, AMT, 2.304%, 5/15/2027	705,000	665,077
“A”, Series M-051, 144A, 2.65%, 6/15/2035	7,735,000	6,797,724

Freddie Mac, Multi-Family, “Class A”, 3.4%, 1/25/2036, GTY: Freddie Mac	1,421,472	1,372,611
Freddie Mac Multi-Family, “A-CA”, Series 2020-ML08, 1.896%, 11/25/2037, GTY: Freddie Mac	2,760,589	2,253,956
		11,089,368
Total Municipal Investments (Cost $894,014,041)		867,302,289

Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Note, 0.875%, 11/15/2030 (Cost $3,706,648)	3,800,000	3,176,414

	Shares	Value ($)

Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.21% (d) (Cost $680,022)	679,949	680,017

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $898,400,711)	101.5	871,158,720
Other Assets and Liabilities, Net	(1.5)	(12,940,282)
Net Assets	100.0	858,218,438
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2022.
Date shown reflects the earlier of demand date or stated maturity date.

(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$867,302,289	$—	$867,302,289
Government & Agency Obligations	—	3,176,414	—	3,176,414
Open-End Investment Companies	680,017	—	—	680,017
Total	$680,017	$870,478,703	$—	$871,158,720

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DITFF-PH1
R-080548-1 (1/23)